Leases - Lessor: Lease Income (Detail) - JPY (¥) ¥ in Millions	3 Months Ended				6 Months Ended
	Sep. 30, 2023		Sep. 30, 2022		Sep. 30, 2023		Sep. 30, 2022
Lease income—net investment in leases
Interest income	¥ 21,938		¥ 20,256		¥ 43,325		¥ 39,936
Other	732		614		1,649		1,147
Lease income—operating leases	137,949	[1]	122,945	[1]	259,949	[2]	249,144	[2]
Total lease income	¥ 160,619		¥ 143,815		¥ 304,923		¥ 290,227
Operating Lease, Lease Income, Statement of Income or Comprehensive Income [Extensible Enumeration]	Revenues		Revenues		Revenues		Revenues

[1]	Gains from the disposition of real estate under operating leases included in operating lease revenues were ¥2,766 million and ¥8,837 million, and gains from the disposition of operating lease assets other than real estate included in operating lease revenues were ¥9,320 million and ¥10,165 million, for the three months ended September 30, 2022 and 2023, respectively.
[2]	Gains from the disposition of real estate under operating leases included in operating lease revenues were ¥12,487 million and ¥10,066 million, and gains from the disposition of operating lease assets other than real estate included in operating lease revenues were ¥19,090 million and ¥17,726 million, for the six months ended September 30, 2022 and 2023, respectively.